Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements

11. Fair Value Measurements

Recurring Fair Value Measurements

In accordance with ASC 820, Fair Value Measurements and Disclosures, certain of the Company’s assets and liabilities, which are carried at fair value, are classified in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2015 and 2014 and December 31, 2014 are as follows (dollars in thousands):

	June 30, 2015	Fair Value Measurements Using
		Level 1	Level 2	Level 3
Financial assets (liabilities):
Forward currency exchange contracts	$(69)	$—	$(69)	$—
Non-qualified savings plan assets (1)	1,077	1,077	—	—
Contingent consideration	(6,140)	—	—	(6,140)

Total	$(5,132)	$1,077	$(69)	$(6,140)

	June 30, 2014	Fair Value Measurements Using
		Level 1	Level 2	Level 3
Financial assets (liabilities):
Forward currency exchange contracts	$(93)	$—	$(93)	$—
Non-qualified savings plan assets (1)	734	734	—	—

Total	$641	$734	$(93)	$—

	December 31, 2014	Fair Value Measurements Using
		Level 1	Level 2	Level 3
Financial assets (liabilities):
Forward currency exchange contracts	$(213)	$—	$(213)	$—
Non-qualified savings plan assets (1)	755	755	—	—

Total	$542	$755	$(213)	$—

(1)	The non-qualified savings plan assets are included in “Other receivables and prepaid expenses” in the Company’s consolidated balance sheets and have an offsetting liability of equal amount, which is included in “Accounts payable and accrued expenses” in the Company’s consolidated balance sheets.

The Company measures the fair value of its forward currency exchange contracts under Level 2 inputs as defined by ASC 820. For these forward currency exchange contracts, current market rates are used to determine fair value. The significant inputs used in these models are derived from observable market rates. The fair value of the Company’s non-qualified savings plan assets are measured under a Level 1 input. These assets are publicly traded equity securities for which market prices are readily observable. During the six months ended June 30, 2015 and 2014, there were no transfers of assets in or out of Level 1 fair value measurements. Prior to June 2014, the Company participated in Cash America’s derivative and hedging programs, which are coordinated through a centralized treasury function; therefore, the assets and liabilities related to derivative instruments were not recorded in the Company’s financial statements; however, the gains and losses associated with Cash America’s foreign currency forward contracts that relate to the Company’s business are included as “Foreign currency transaction loss” in the consolidated statements of income.

The Company determined the fair value of the liability for the contingent consideration based on a probability-weighted discounted cash flow analysis. This analysis reflects the contractual terms of the purchase agreement and utilizes assumptions with regard to future earnings, probabilities of achieving such future earnings, the timing of expected payments and a discount rate. Significant increases with respect to assumptions as to future earnings and probabilities of achieving such future earnings would result in a higher fair value measurement while an increase in the discount rate would result in a lower fair value measurement. The fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement as defined in the fair value hierarchy.

The changes in the fair value of the contingent consideration, which is a Level 3 liability measured at fair value on a recurring basis, are summarized in the table below for the six months ended June 30, 2015 (dollars in thousands):

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Contingent consideration	Total
Balance at December 31, 2014	$—	$—
Issuance of contingent consideration (see Note 2)	6,140	6,140

Balance at June 30, 2015	$6,140	$6,140)

Fair Value Measurements on a Non-Recurring Basis

The Company measures non-financial assets and liabilities such as property and equipment and intangible assets at fair value on a non-recurring basis or when events or circumstances indicate that the carrying amount of the assets may be impaired. At June 30, 2015 and 2014, there were no assets or liabilities recorded at fair value on a non-recurring basis.

Financial Assets and Liabilities Not Measured at Fair Value

The Company’s financial assets and liabilities as of June 30, 2015 and 2014 and December 31, 2014 that are not measured at fair value in the consolidated balance sheets are as follows (dollars in thousands):

	Balance at June 30, 2015	Fair Value Measurements Using

		Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$96,237	$96,237	$—	$—
Short-term loans and line of credit accounts, net (1)	108,567	—	—	108,567
Installment loans and RPAs, net (1)	208,887	—	—	208,887
Restricted cash (2)	7,877	7,877	—	—
Investment in unconsolidated subsidiary (2)(3)	6,703	—	—	6,703

Total	$428,271	$104,114	$—	$324,157

Financial liabilities:
Liability for estimated losses on consumer loans guaranteed by the Company	$1,428	$—	$—	$1,428
Promissory note	3,000	—	—	3,000
Senior notes	494,516	—	481,150	—

Total	$498,944	$—	$481,150	$4,428

	Balance at June 30, 2014	Fair Value Measurements Using

		Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$79,785	$79,785	$—	$—
Short-term loans and line of credit accounts, net (1)	142,722	—	—	142,722
Installment loans and RPAs, net (1)	149,244	—	—	149,244
Investment in unconsolidated subsidiary (2)(3)	6,000	—	—	6,000

Total	$377,751	$79,785	$—	$297,966

Financial liabilities:
Liability for estimated losses on consumer loans guaranteed by the Company	$1,581	$—	$—	$1,581
Senior notes	493,863	—	498,125	—

Total	$495,444	$—	$498,125	$1,581

	Balance at December 31, 2014	Fair Value Measurements Using

		Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$75,106	$75,106	$—	$—
Short-term loans and line of credit accounts, net (1)	140,905	—	—	140,905
Installment loans and RPAs, net (1)	182,706	—	—	182,706
Restricted cash (2)	7,780	7,780	—	—
Investment in unconsolidated subsidiary (2)(3)	6,703	—	—	6,703

Total	$413,200	$82,886	$—	$330,314

Financial liabilities:
Liability for estimated losses on consumer loans guaranteed by the Company	$1,576	$—	$—	$1,576
Senior notes	494,181	—	491,250	—

Total	$495,757	$—	$491,250	$1,576

(1)	Short-term loans, line of credit accounts, installment loans and RPAs are included in “Loans and finance receivables, net” in the consolidated balance sheets.
(2)	Restricted cash and investment in unconsolidated subsidiary are included in “Other assets” in the consolidated balance sheets.
(3)	See Note 3 for additional information related to the investment in unconsolidated subsidiary.

Cash and cash equivalents and restricted cash bear interest at market rates and have original maturities of less than 90 days.

Short-term loans, line of credit accounts, installment loans and RPAs are carried in the consolidated balance sheet net of the allowance for estimated losses, which is calculated by applying historical loss rates combined with recent default trends to the gross receivable balance. The unobservable inputs used to calculate the fair value of these receivables include historical loss rates, recent default trends and estimated remaining loan or RPA term; therefore, the carrying value approximates the fair value. Short-term loans and line of credit accounts have relatively short maturity periods that are generally 12 months or less. The fair value of installment loans and RPAs is estimated using a discounted cash flow analysis, which considers interest rates and discounts offered for receivables with similar terms to customers with similar credit quality. The carrying values of the Company’s installment loans and RPAs approximate the fair value of these loans and finance receivables. Unsecured installment loans typically have terms between two and 60 months.

In connection with its CSO programs, the Company guarantees consumer loan payment obligations to unrelated third-party lenders for short-term and installment loans the Company arranges for consumers on the third-party lenders’ behalf and is required to purchase any defaulted loans it has guaranteed. The estimated fair value of the liability for estimated losses on consumer loans guaranteed by the Company was $1.4 million, $1.6 million and $1.6 million as of June 30, 2015 and 2014 and December 31, 2014, respectively. The Company measures the fair value of its liability for third-party lender-owned consumer loans under Level 3 inputs. The fair value of these liabilities is calculated by applying historical loss rates combined with recent default trends to the gross consumer loan balance. The unobservable inputs used to calculate the fair value of these loans include historical loss rates, recent default trends and estimated remaining loan terms; therefore, the carrying value of these liabilities approximates the fair value.

The Company measures the fair value of its long-term debt using Level 2 inputs. The fair value of the Company’s long term debt is estimated based on quoted prices in markets that are not active. As of June 30, 2015 and December 31, 2014, the Company’s Senior Notes had a lower fair market value than the carrying value based on the price of the last trade of the Senior Notes. As of June 30, 2014 the Company’s Senior Notes had a higher fair market value than the carrying value due to the difference in yield when compared to similar types of credit.

18. Fair Value Measurements

Recurring Fair Value Measurements

In accordance with ASC 820, certain of the Company’s assets and liabilities, which are carried at fair value, are classified in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2014 and 2013 are as follows (dollars in thousands):

	December 31, 2014	Fair Value Measurements Using
		Level 1	Level 2	Level 3
Financial assets (liabilities)
Forward currency exchange contracts	$(213)	$—	$(213)	$—
Nonqualified savings plan assets (1)	755	755	—	—

Total	$542	$755	$(213)	$—

	December 31, 2013	Fair Value Measurements Using
		Level 1	Level 2	Level 3
Financial assets (liabilities)
Nonqualified savings plan assets (1)	$559	$559	$—	$—

Total	$559	$559	$—	$—

(1)	The non-qualified savings plan assets have an offsetting liability of equal amount, which is included in “Accounts payable and accrued expenses” in the Company’s consolidated balance sheets.

The Company measures the fair value of its forward currency exchange contracts under Level 2 inputs as defined by ASC 820. For these forward currency exchange contracts, current market rates are used to determine fair value. The significant inputs used in these models are derived from observable market rates. The fair value of the nonqualified savings plan assets is measured under a Level 1 input. These assets are publicly traded equity securities for which market prices are readily observable. During the years ended December 31, 2014 and 2013, there were no transfers of assets in or out of Level 1 fair value measurements. Prior to June 2014 the Company participated in Cash America’s derivative and hedging programs, which are coordinated through a centralized treasury function; therefore, the assets and liabilities related to derivative instruments were not recorded in the Company’s financial statements; however, the gains and losses associated with Cash America’s foreign currency forward contracts that relate to the Company’s business are included as “Foreign currency transaction loss” in the consolidated statements of income.

Fair Value Measurements on a Non-Recurring Basis

The Company measures non-financial assets and liabilities such as property and equipment and intangible assets at fair value on a nonrecurring basis or when events or circumstances indicate that the carrying amount of the assets may be impaired. At December 31, 2014 and 2013, there were no assets or liabilities recorded at fair value on a nonrecurring basis.

Financial Assets and Liabilities Not Measured at Fair Value

The Company’s financial assets and liabilities as of December 31, 2014 and 2013 that are not measured at fair value in the consolidated balance sheets are as follows (dollars in thousands):

	December 31, 2014	Fair Value Measurements Using
		Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$75,106	$75,106	$—	$—
Short-term loans and line of credit accounts, net (1)	140,905	—	—	140,905
Installment loans, net (1)	182,706	—	—	182,706

Total	$398,717	$75,106	$—	$323,611

Financial liabilities:
Liability for estimated losses on consumer loans guaranteed by the Company	$1,576	$—	$—	$1,576
Senior Notes	494,181	—	491,250	—

Total	$495,757	$—	$491,250	$1,576

	December 31, 2013	Fair Value Measurements Using
		Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$47,480	$47,480	$—	$—
Short-term loans and line of credit accounts, net (1)	156,845	—	—	156,845
Installment loans, net (1)	146,622	—	—	146,622

Total	$350,947	$47,480	$—	$303,467

Financial liabilities:
Liability for estimated losses on consumer loans guaranteed by the Company	$2,047	$—	$—	$2,047
Affiliate Line of Credit	424,133	—	429,978	—

Total	$426,180	$—	$429,978	$2,047

(1)	Short-term loans, line of credit accounts and installment loans are included in “Consumer loans, net” in the consolidated balance sheets.

Cash and cash equivalents bear interest at market rates and have maturities of less than 90 days.

Short-term loans, line of credit accounts and installment loans are carried in the consolidated balance sheet net of the allowance for estimated loan losses, which is calculated by applying historical loss rates combined with recent default trends to the gross consumer loan balance. The unobservable inputs used to calculate the fair value of these loans include historical loss rates, recent default trends and estimated remaining loan terms; therefore, the carrying value approximates the fair value. Short-term loans and line of credit accounts have relatively short maturity periods that are generally 12 months or less. The fair value of installment loans is estimated using a discounted cash flow analysis, which considers interest rates offered for loans with similar terms to borrowers of similar credit quality. The carrying values of the Company’s installment loans approximate the fair value of these loans. Unsecured installment loans typically have terms between two and 12 months, but may have available terms up to 60 months.

In connection with its CSO programs, the Company guarantees consumer loan payment obligations to unrelated third-party lenders for short-term consumer and installment loans and is required to purchase any defaulted loans it has guaranteed. The estimated fair value of the liability for estimated losses on consumer loans guaranteed by the Company was $1.6 million and $2.0 million as of December 31, 2014 and 2013, respectively. The Company measures the fair value of its liability for third-party lender-owned consumer loans under Level 3 inputs. The fair value of these liabilities is calculated by applying historical loss rates combined with recent default trends to the gross consumer loan balance. The unobservable inputs used to calculate the fair value of these loans include historical loss rates, recent default trends and estimated remaining loan terms; therefore, the carrying value of these liabilities approximates the fair value.

The Company measures the fair value of its long-term debt using Level 2 inputs. The fair value of the Company’s Senior Notes is estimated based on quoted prices in markets that are not active. As of December 31, 2014, the Company’s Senior Notes had a lower fair value than the carrying value based on the price of the last trade of the Senior Notes. As of December 31, 2013 the Company’s Affiliate Line of Credit had a higher fair market value than the carrying value due to the difference in yield when compared to similar types of credit.